Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jul. 13, 2025	Oct. 26, 2025	Oct. 27, 2024	Oct. 29, 2023	Oct. 30, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Year-end value of $100 invested(3) on 10/25/2020 in:
Fiscal Year	Summary Comp. Table Total for Interim CEO ($)(1)	Comp. Actually Paid to Interim CEO ($)(1) (2)	Summary Comp. Table Total for Prior CEO ($)(1)	Comp. Actually Paid to Prior CEO ($)(1) (2)	Average Summary Comp. Table Total for Other NEOs ($)(1)	Average Comp. Actually Paid to Other NEOs ($)(1) (2)	Hormel Foods Corporation ($)	S&P 500 Packaged Foods & Meats ($)(4)	Net Income (in millions) ($)	EBIT (in millions) ($)(5)
2025	6,428,699	4,297,874	7,395,224	3,042,889	2,227,577	1,412,670	55.66	103.27	478	719
2024	—	—	8,122,809	7,288,900	1,921,885	1,738,845	69.65	119.20	805	1,068
2023	—	—	6,785,979	457,795	1,619,357	578,001	67.95	105.48	794	1,073
2022	—	—	9,478,102	12,885,280	1,567,860	2,079,025	98.81	121.58	1,000	1,312
2021	—	—	9,957,474	6,520,178	2,144,105	1,614,827	87.16	104.50	909	1,122

Company Selected Measure Name			EBIT
Named Executive Officers, Footnote
(1)    For Fiscal 2021, 2022, 2023, and 2024, James P. Snee served as our CEO. For Fiscal 2025, James P. Snee served as CEO until July 14, 2025, and effective July 14, 2025, Jeffrey M. Ettinger became our Interim CEO. The other NEOs were as follows:
a.2021: James N. Sheehan, Deanna T. Brady, Jacinth C. Smiley, Glenn R. Leitch, and Lori J. Marco.
b.2022: Deanna T. Brady, Jacinth C. Smiley, Lori J. Marco, Mark A. Coffey, and James N. Sheehan.
c.2023: Jacinth C. Smiley, Deanna T. Brady, Kevin L. Myers, and Mark A. Coffey.
d.2024: Jacinth C. Smiley, Deanna T. Brady, Kevin L. Myers, and Colleen R. Batcheler.
e.2025: Jacinth C. Smiley, Colleen R. Batcheler, John F. Ghingo, and Swen Neufeldt.

Peer Group Issuers, Footnote
(3)    Company and peer group TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on October 25, 2020, the last trading day of Fiscal 2020.
(4)    For purposes of the table, the Company’s peer group is the S&P 500 Packaged Foods & Meats, as reflected in our shareholder return performance graph in our Annual Report on Form 10-K for the fiscal year ended October 26, 2025, which was filed with the SEC on December 5, 2025.

Adjustment To PEO Compensation, Footnote
For Fiscal 2025, compensation actually paid was determined by making the following adjustments:

	2025
	Interim CEO ($)	Prior CEO ($)	Average of Other NEOs ($)
Total Compensation from Summary Compensation Table	6,428,699	7,395,224	2,227,577
Adjustments for Defined Benefit and Actuarial Pension Plans:
Subtraction: Aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the Summary Compensation Table	(35,012)	(551,126)	(83,465)
Addition: Current year service cost	—	282,987	41,507
Subtraction: Prior service cost	(26,714)	(158,659)	(35,082)
Total Adjustments for Pensions:	(61,726)	(426,798)	(77,040)
Adjustments for Stock and Option Awards(A):
Subtraction: Summary Compensation Table amounts of stock and option awards(B)	(5,625,022)	(3,999,783)	(1,057,790)
Addition: Year-end fair value of awards granted in the current year that are outstanding and unvested at year-end(C) (D)	3,552,827	812,678	539,558
Addition (Subtraction): The difference between fair value of awards from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that are outstanding and unvested at the end of the covered fiscal year(C) (D)	—	(1,425,526)	(227,063)
Addition: Fair values at vest date for awards granted and vested in covered fiscal year(C) (D)	—	1,642,181	—
Addition (Subtraction): The change in fair value from the end of the prior fiscal year to the vesting date for awards granted in any prior fiscal year which vested during the covered fiscal year(C) (D)	—	(955,088)	7,428
Addition: Value of dividends paid on stock awards not otherwise included in total compensation(E)	3,095	—	—
Total Adjustments Stock and Option Awards	(2,069,099)	(3,925,537)	(737,867)
Compensation Actually Paid (as calculated)	4,297,874	3,042,889	1,412,670
(A)Certain NEOs in each of the covered fiscal years are retirement eligible. Adjustments to the vesting of RSU awards, which accelerate upon a qualified retirement, have not been made for retirement-eligible NEOs that remained employed during the covered year, as those awards remain subject to forfeiture until a termination of service due to retirement occurs. Adjustments related to retirement for the purposes of calculating compensation actually paid were only made for NEOs who retired during any of the covered fiscal years and includes the accelerated vesting of RSUs and accrued dividend equivalents. Stock options continue to vest after retirement as scheduled per the award agreements and are considered outstanding upon the NEO’s retirement for purposes of these pay versus performance disclosures.
(B)Summary Compensation Table values include the grant date fair values of equity calculated in accordance with FASB ASC Topic 718 and as such do not include any dividend equivalents for RSUs.
(C)Stock options are calculated based on the Black-Scholes methodology at year-end or at vest.
(D)Fair values at vest date and year-end fair values include the value of accrued and reinvested dividend equivalents.
(E)Reflects the dollar value of dividends paid on awards prior to the vesting date that are not otherwise included in the fair value of such awards or in any other component of total compensation. For Fiscal 2025, this amount represents cash dividends paid on restricted stock related to director awards during the fiscal year.

Non-PEO NEO Average Total Compensation Amount			$ 2,227,577	$ 1,921,885	$ 1,619,357	$ 1,567,860	$ 2,144,105
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,412,670	1,738,845	578,001	2,079,025	1,614,827
Adjustment to Non-PEO NEO Compensation Footnote
For Fiscal 2025, compensation actually paid was determined by making the following adjustments:

	2025
	Interim CEO ($)	Prior CEO ($)	Average of Other NEOs ($)
Total Compensation from Summary Compensation Table	6,428,699	7,395,224	2,227,577
Adjustments for Defined Benefit and Actuarial Pension Plans:
Subtraction: Aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the Summary Compensation Table	(35,012)	(551,126)	(83,465)
Addition: Current year service cost	—	282,987	41,507
Subtraction: Prior service cost	(26,714)	(158,659)	(35,082)
Total Adjustments for Pensions:	(61,726)	(426,798)	(77,040)
Adjustments for Stock and Option Awards(A):
Subtraction: Summary Compensation Table amounts of stock and option awards(B)	(5,625,022)	(3,999,783)	(1,057,790)
Addition: Year-end fair value of awards granted in the current year that are outstanding and unvested at year-end(C) (D)	3,552,827	812,678	539,558
Addition (Subtraction): The difference between fair value of awards from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that are outstanding and unvested at the end of the covered fiscal year(C) (D)	—	(1,425,526)	(227,063)
Addition: Fair values at vest date for awards granted and vested in covered fiscal year(C) (D)	—	1,642,181	—
Addition (Subtraction): The change in fair value from the end of the prior fiscal year to the vesting date for awards granted in any prior fiscal year which vested during the covered fiscal year(C) (D)	—	(955,088)	7,428
Addition: Value of dividends paid on stock awards not otherwise included in total compensation(E)	3,095	—	—
Total Adjustments Stock and Option Awards	(2,069,099)	(3,925,537)	(737,867)
Compensation Actually Paid (as calculated)	4,297,874	3,042,889	1,412,670
(A)Certain NEOs in each of the covered fiscal years are retirement eligible. Adjustments to the vesting of RSU awards, which accelerate upon a qualified retirement, have not been made for retirement-eligible NEOs that remained employed during the covered year, as those awards remain subject to forfeiture until a termination of service due to retirement occurs. Adjustments related to retirement for the purposes of calculating compensation actually paid were only made for NEOs who retired during any of the covered fiscal years and includes the accelerated vesting of RSUs and accrued dividend equivalents. Stock options continue to vest after retirement as scheduled per the award agreements and are considered outstanding upon the NEO’s retirement for purposes of these pay versus performance disclosures.
(B)Summary Compensation Table values include the grant date fair values of equity calculated in accordance with FASB ASC Topic 718 and as such do not include any dividend equivalents for RSUs.
(C)Stock options are calculated based on the Black-Scholes methodology at year-end or at vest.
(D)Fair values at vest date and year-end fair values include the value of accrued and reinvested dividend equivalents.
(E)Reflects the dollar value of dividends paid on awards prior to the vesting date that are not otherwise included in the fair value of such awards or in any other component of total compensation. For Fiscal 2025, this amount represents cash dividends paid on restricted stock related to director awards during the fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures for Fiscal 2025
We have identified the following measures as the most important in linking executive compensation to performance. See the Compensation Discussion and Analysis on page 24 for more information.

EBIT
Net Sales
Relative TSR
ROIC
EPS

Total Shareholder Return Amount			$ 55.66	69.65	67.95	98.81	87.16
Peer Group Total Shareholder Return Amount			103.27	119.20	105.48	121.58	104.50
Net Income (Loss)			$ 478,000,000	$ 805,000,000	$ 794,000,000	$ 1,000,000,000	$ 909,000,000
Company Selected Measure Amount			719,000,000	1,068,000,000	1,073,000,000	1,312,000,000	1,122,000,000
PEO Name	Jeffrey M. Ettinger	James P. Snee		James P. Snee	James P. Snee	James P. Snee	James P. Snee
Additional 402(v) Disclosure			The table below details the calculation of compensation actually paid for Fiscal 2025.
Measure:: 1
Pay vs Performance Disclosure
Name			EBIT
Non-GAAP Measure Description
(5)    Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link compensation actually paid to our NEOs for Fiscal 2025 to the Company’s performance, is EBIT. See our Annual Report on Form 10-K for the fiscal year ended October 26, 2025 for a reconciliation of GAAP measures to non-GAAP adjusted measures.

Measure:: 2
Pay vs Performance Disclosure
Name			Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name			ROIC
Measure:: 5
Pay vs Performance Disclosure
Name			EPS
Jeffrey M. Ettinger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,428,699	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			4,297,874	0	0	0	0
James P. Snee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,395,224	8,122,809	6,785,979	9,478,102	9,957,474
PEO Actually Paid Compensation Amount			3,042,889	$ 7,288,900	$ 457,795	$ 12,885,280	$ 6,520,178
PEO | Jeffrey M. Ettinger [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(61,726)
PEO | Jeffrey M. Ettinger [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(35,012)
PEO | Jeffrey M. Ettinger [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey M. Ettinger [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(26,714)
PEO | Jeffrey M. Ettinger [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,625,022)
PEO | Jeffrey M. Ettinger [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,069,099)
PEO | Jeffrey M. Ettinger [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,552,827
PEO | Jeffrey M. Ettinger [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey M. Ettinger [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey M. Ettinger [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey M. Ettinger [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,095
PEO | James P. Snee [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(426,798)
PEO | James P. Snee [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(551,126)
PEO | James P. Snee [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			282,987
PEO | James P. Snee [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(158,659)
PEO | James P. Snee [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,999,783)
PEO | James P. Snee [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,925,537)
PEO | James P. Snee [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			812,678
PEO | James P. Snee [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,425,526)
PEO | James P. Snee [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,642,181
PEO | James P. Snee [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(955,088)
PEO | James P. Snee [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(77,040)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(83,465)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			41,507
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(35,082)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,057,790)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(737,867)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			539,558
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(227,063)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,428
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0